Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future aggregate minimum lease payments under non cancelable operating lease agreements

As of December 31,
2019
RMB’000
2020	17,569
2021	17,556
2022	15,602
2023	512
2024	173
Total	51,412